Consumption tax	12 Months Ended
Mar. 31, 2016
Consumption tax

13.    Consumption tax:

Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by the company when purchasing goods and services. Items in the consolidated statements of income are presented on a net basis of consumption tax.